Results for the year - Segment information - Business segments - Key figures (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total net sales	kr 140,800	kr 126,946	kr 122,021
Cost of goods sold	(23,658)	(20,932)	(20,088)
Sales and distribution costs	(37,008)	(32,928)	(31,823)
Research and development costs	(17,772)	(15,462)	(14,220)
Administrative costs	(4,050)	(3,958)	(4,007)
Other operating income and expenses	332	460	600
Operating profit	kr 58,644	kr 54,126	kr 52,483
Operating margin (as a percent)	41.70%	42.60%	43.00%
Depreciation, amortisation and impairment losses expensed	kr (6,025)	kr (5,753)	kr (5,661)
Diabetes and Obesity care
Disclosure of operating segments [line items]
Total net sales	121,597	108,020	102,840
Diabetes and Obesity care | Operating segments
Disclosure of operating segments [line items]
Total net sales	121,597	108,020	102,840
Cost of goods sold	(19,363)	(17,715)	(16,309)
Sales and distribution costs	(33,791)	(29,903)	(28,729)
Research and development costs	(15,600)	(13,535)	(12,128)
Administrative costs	(3,504)	(3,387)	(3,346)
Other operating income and expenses	199	264	309
Operating profit	kr 49,538	kr 43,744	kr 42,637
Operating margin (as a percent)	40.70%	40.50%	41.50%
Depreciation, amortisation and impairment losses expensed	kr (4,895)	kr (4,624)	kr (3,916)
Biopharm
Disclosure of operating segments [line items]
Total net sales	19,203	18,926	19,181
Biopharm | Operating segments
Disclosure of operating segments [line items]
Total net sales	19,203	18,926	19,181
Cost of goods sold	(4,295)	(3,217)	(3,779)
Sales and distribution costs	(3,217)	(3,025)	(3,094)
Research and development costs	(2,172)	(1,927)	(2,092)
Administrative costs	(546)	(571)	(661)
Other operating income and expenses	133	196	291
Operating profit	kr 9,106	kr 10,382	kr 9,846
Operating margin (as a percent)	47.40%	54.90%	51.30%
Depreciation, amortisation and impairment losses expensed	kr (1,130)	kr (1,129)	kr (1,745)